Note 18 - Contract Balances, Performance Obligations and Contract Costs (Tables)	12 Months Ended
Jan. 31, 2019
Notes Tables
Contract with Customer, Asset and Liability [Table Text Block]
Deferred Revenue
Balance at January 31, 2018	32,113
Recognition of unearned revenue	(27,252)
Deferral of revenue	29,423
Increases from business combinations	1,789
Effect of movements in foreign exchange	(982)
Balance at January 31, 2019	35,091
Current	34,236
Long-term	855
Contract Assets
Balance at January 31, 2018	-
Adjustment for adoption of ASC 606	495
Balance at February 1, 2018	495
Transfers to trade receivables from contract assets	(266)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	606
Effect of movements in foreign exchange	(23)
Balance at January 31, 2019	812